Development Properties	12 Months Ended
Dec. 31, 2025
Development properties [Abstract]
Development properties
7.	Development properties

	December 31, 2025		December 31, 2024
Development properties	US$	86,921,711	US$	61,544,287

	December 31, 2025		December 31, 2024
Hotel101-Madrid	US$	35,887,083	US$	29,464,537
Hotel101-Niseko		35,864,426		17,008,312
Hotel101-Los Angeles		15,170,202		15,071,438
	US$	86,921,711	US$	61,544,287

	December 31, 2025		December 31, 2024
Land and land development	US$	32,737,234	US$	44,520,523
Construction in progress		54,184,477		17,023,764
	US$	86,921,711	US$	61,544,287

Development properties represent cost of construction and development of condominium hotel units for Tokutei Mokuteki Kaisha Hotel101 Niseko and Hotel101 Madrid, S.L.U., and the land related acquisition costs for Hotel101-Los Angeles lot. Hotel101-Madrid has been completed in March 2026 and has started its hotel operations.

Development properties recognized as “Cost of real estate sales” amounted to US$43,416,945, US$3,364,444 and nil for the year ended December 31, 2025, 2024 and 2023, respectively (Note 14).

No write-down was recognized on the Group’s development properties in 2025, 2024 and 2023.